IBOR Transition (Tables)	12 Months Ended
Dec. 31, 2022
IBOR Transition [Abstract]
IBOR Transition [Text Block Table]	Interest Rate Benchmark (IBOR) Reform Dec 31, 2022 in € m. USD LIBOR Non-Derivative Financial assets 33,862 Loans 31,416 Other 2,445 Derivative Financial assets 3,062,368 Total financial assets 3,096,230 Non-Derivative Financial liabilities 8,666 Bonds 7,731 Deposits 728 Other 207 Derivative Financial liabilities 2,835,216 Total financial liabilities 2,843,883 Off-balance sheet 34,914 Dec 31, 2021 in € m. USD LIBOR GBP LIBOR CHF LIBOR JPY LIBOR EONIA Other IBORs Multiple basis² Non-Derivative Financial assets 64,584 5,605 182 66 536 469 - Loans 62,403 5,478 182 59 363 469 - Other 2,181 127 - 7 173 - - Derivative Financial assets 1 2,829,421 351,302 47,065 523,527 9,042 40,503 167,050 Total financial assets 2,894,005 356,907 47,247 523,593 9,578 40,971 167,050 Non-Derivative Financial liabilities 17,403 41 - - 689 - - Bonds 6,561 - - - - - - Deposits 10,809 - - - 664 - - Other 32 41 - - 25 - - Derivative Financial liabilities 1 2,669,363 321,430 45,442 502,571 7,151 38,650 144,217 Total financial liabilities 2,686,766 321,471 45,442 502,571 7,840 38,650 144,217 Off-balance sheet 73,166 498 40 95 1,963 33 - 1 The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature. 2 Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).